Property, Equipment and Leasehold Improvement, Net	12 Months Ended
Dec. 31, 2023
Property, equipment and leasehold improvement, net [Abstract]
Property, equipment and leasehold improvement, net

6. Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2022	December 31, 2023
	RMB	RMB
Leasehold improvement	3,621	3,697
Furniture and office equipment	1,386	1,569
Electronic equipment and others	4,246	4,179
Total property, equipment and leasehold improvement	9,253	9,445
Less: accumulated depreciation	(7,082)	(7,778)
Property, equipment and leasehold improvement, net	2,171	1,667

Depreciation expenses were RMB1.7 million, RMB1.2 million and RMB1.0 million for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment charge was recognized for any of the years presented.